Loans - Summary of Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contracts	Dec. 31, 2014 USD ($) Contracts
Commercial [Member]
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts | Contracts		6
Pre-Modification Outstanding Recorded Investment		$ 740
Post-Modification Outstanding Recorded Investment		$ 116
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts | Contracts	1
Pre-Modification Outstanding Recorded Investment	$ 328
Post-Modification Outstanding Recorded Investment	$ 328